Expenses	12 Months Ended
Dec. 31, 2025
Disclosure of expenses [Abstract]
Expenses [Text Block]
24)	Expenses

	Year ended
	December 31, 2025	December 31, 2024
Finance costs:
Interest expense and fees	$13,011	$9,109
Interest on lease liabilities	2	37
Accretion	130	314
	$13,143	$9,460
Operating costs:
Direct mine and production costs	$52,559	$68,478
Conversion costs	13,762	8,240
Product acquisition costs	4,580	4,996

	Year ended
	December 31, 2025	December 31, 2024
Royalties	5,096	7,052
Distribution costs	7,305	7,418
Vanadium and warehouse materials inventory write-down (note 5)	20,412	14,135
Depreciation and amortization	21,107	26,795
Ilmenite costs and write-down (note 5)	7,819	8,192
Iron ore costs	-	512
	$132,640	$145,818
Employee compensation amounts included in the consolidated statements of income (loss):
Compensation	$5,655	$8,372
Share-based payments	2,289	1,321
	$7,944	$9,693

Total depreciation and amortization amounts included in the consolidated statements of income (loss):	$21,995	$28,675